Offerings	Oct. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering Note	An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the Registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The Registrant is relying on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee (except with respect to the carry forward securities identified in the table above, which registration fees have already been paid). In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the Registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The Registrant is relying on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee (except with respect to the carry forward securities identified in the table above, which registration fees have already been paid). In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the Registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The Registrant is relying on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee (except with respect to the carry forward securities identified in the table above, which registration fees have already been paid). In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the Registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The Registrant is relying on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee (except with respect to the carry forward securities identified in the table above, which registration fees have already been paid). In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee rate in effect on the date of such fee payment.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the Registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The Registrant is relying on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee (except with respect to the carry forward securities identified in the table above, which registration fees have already been paid). In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee rate in effect on the date of such fee payment.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	569,071
Proposed Maximum Offering Price per Unit	7.43
Maximum Aggregate Offering Price	$ 4,225,352.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 583.52
Offering Note	The Registrant previously registered 569,071 shares of common stock in a secondary offering pursuant to the Registration Statement on Form S-3 (No. 333-269339) filed with the SEC on January 20, 2023 and declared effective on January 27, 2023 (the "2023 Registration Statement") with an aggregate offering price not to exceed $6,771,944.90, all of which remain unsold (the "Unsold Secondary Shares"). Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby applies $582.53 of the $746.27 registration fee previously paid in connection with the 2023 Registration Statement with respect to the Unsold Secondary Shares to offset the filing fee payable in connection with the registration of the shares of common stock for resale by the selling stockholders named in the Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Secondary Shares under the 2023 Registration Statement will be terminated concurrently with the filing of this Registration Statement. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the Registrant's common stock quoted on the New York Stock Exchange on October 20, 2025.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-269339
Carry Forward Initial Effective Date	Jan. 27, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-269339
Carry Forward Initial Effective Date	Jan. 27, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-269339
Carry Forward Initial Effective Date	Jan. 27, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-269339
Carry Forward Initial Effective Date	Jan. 27, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-269339
Carry Forward Initial Effective Date	Jan. 27, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 76,161,142.46
Carry Forward Form Type	S-3
Carry Forward File Number	333-269339
Carry Forward Initial Effective Date	Jan. 27, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 8,392.96
Offering Note	The Registrant previously registered $1,000,000,000 in aggregate offering price of securities in a primary offering pursuant to the 2023 Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward to this Registration Statement $76,161,142.46 in aggregate offering price of securities that were initially registered in the primary offering under the 2023 Registration Statement and remain unsold (the "Unsold Securities"). The Registrant previously paid a filing fee of $8,392.96 with respect to the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the 2023 Registration Statement), which will be applied to securities that may be registered pursuant to this Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.